CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract Liabilities
SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

Movement in contract liabilities:

	2021	2022
	SGD’000	SGD’000
As of January 1,	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	-	-
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production	-	4,319

As of December 31,	-	4,319